Note 20 - Condensed financial information of the parent company: Condensed Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company
Condensed Cash Flow Statement

	For the Years Ended December 31,
	2024	2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(480,019)	$856,536
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity loss (income) of subsidiaries	300,348	(856,536)
Changes in prepayments and other receivables	(39,625)	-
Net cash used in operating activities	(219,296)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(31,198)	-
Net cash used in investing activities	(31,198)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares upon IPO	5,000,000	-
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,940	-
Payments of initial public offering costs	(1,418,521)	-
Repayments to subsidiaries	(1,183,531)
Net cash provided by financing activities	2,811,888	-

Effect of exchange rate change on cash and restricted cash	-	-

Changes in cash and restricted cash	2,561,394	-

Cash and restricted cash, beginning of year	-	-

Cash and restricted cash, end of year	$2,561,394	$-
Cash	2,057,850	-
Restricted cash	503,544	-